Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund))	0 Months Ended
	Dec. 29, 2011
Morgan Stanley Capital International EAFE Index
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years (or life of class, if less)	3.50%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.39%	[1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.92%	[2]
MSCI All Country World Ex U.S. Small Cap Net Index
Average Annual Return:
1 Year	25.21%
5 Years	7.32%
10 Years (or life of class, if less)	11.14%
MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	11.44%	[1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	9.06%	[2]
Class A
Average Annual Return:
1 Year	29.30%
5 Years	10.09%
10 Years (or life of class, if less)	14.53%
Inception Date	Nov. 17, 1997
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	26.15%
5 Years	8.40%
10 Years (or life of class, if less)	13.26%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	19.57%
5 Years	8.08%
10 Years (or life of class, if less)	12.53%
Class B
Average Annual Return:
1 Year	30.90%
5 Years	10.17%
10 Years (or life of class, if less)	14.63%
Inception Date	Nov. 17, 1997
Class C
Average Annual Return:
1 Year	35.09%
5 Years	10.52%
10 Years (or life of class, if less)	14.29%
Inception Date	Nov. 17, 1997
Class N
Average Annual Return:
1 Year	35.71%
5 Years	11.00%
10 Years (or life of class, if less)	15.87%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	37.73%
5 Years	11.82%
10 Years (or life of class, if less)	13.53%
Inception Date	Sep. 07, 2005

[1]	As of 2-28-01
[2]	As of 8-31-05